Related-party transactions - Related-party transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [Abstract]
Sales of goods and services	€ 196	€ 207	€ 222
Purchases of goods and services	62	81	87
Receivables from related parties	127	33	16
Payables to related parties	€ 36	€ 3	€ 4